COMMITMENTS AND CONTINGENCIES: Investment Banking, M&A and Corporate Advisory Agreement (Details)	12 Months Ended
Dec. 31, 2019
Investment Banking, M&A and Corporate Advisory Agreement
Other Commitments, Description	In addition to the contract fee, the Company could potentially be obligated to pay up to an 8% M&A transaction fee